Borrowed Funds (Tables)	12 Months Ended
Sep. 30, 2012
Borrowed Funds [Abstract]
FHLB Advances

	2012	2011
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,550,000	$2,400,000
Deferred prepayment penalty	(19,952)	(20,995)
Deferred gain on terminated interest rate swaps	274	457
	$2,530,322	$2,379,462

Weighted average contractual interest rate on FHLB advances	2.62%	3.37%
Weighted average effective interest rate on FHLB advances (1)	3.03%	3.71%

(1)The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Maturity Of Borrowed Funds

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2013	$325,000	$145,000	$470,000	3.68%	4.06%
2014	450,000	100,000	550,000	3.33	3.95
2015	600,000	20,000	620,000	1.73	1.95
2016	575,000	--	575,000	2.29	2.91
2017	400,000	--	400,000	3.17	3.21
Thereafter	200,000	100,000	300,000	2.90	2.90
	$2,550,000	$365,000	$2,915,000	2.77%	3.13%